LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS INSTITUTIONAL TRUST

SUPPLEMENT DATED AUGUST 11, 2008

TO THE

PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE

FUNDS INDICATED BELOW

The following replaces any contrary information in the Prospectus and Statement of Additional Information of each fund.

When the fund holds securities or other assets that are denominated in a foreign currency, the fund will normally use the currency exchange rates as of 2:00 p.m. Eastern time in valuing such securities or assets.

Fund Name	Date of Current Prospectus
Legg Mason Partners Equity Trust
Legg Mason Partners 130/30 U.S. Large Cap Equity Fund	November 7, 2007
Legg Mason Partners Aggressive Growth Fund	December 20, 2007
Legg Mason Partners All Cap Fund	August 28, 2007
Legg Mason Partners Appreciation Fund	April 28, 2008
Legg Mason Partners Capital and Income Fund	April 28, 2008
Legg Mason Partners Capital Fund	April 28, 2008
Legg Mason Partners Convertible Fund	November 1, 2007
Legg Mason Partners Diversified Large Cap Growth Fund	February 20, 2008
Legg Mason Partners Dividend Strategy Fund	February 20, 2008
Legg Mason Partners Emerging Markets Equity Fund	February 20, 2008
Legg Mason Partners Equity Fund	April 28, 2008
Legg Mason Partners Financial Services Fund	July 20, 2008

Fund Name	Date of Current Prospectus
Legg Mason Partners Fundamental Value Fund	January 29, 2008
Legg Mason Partners Global Equity Fund	April 28, 2008
Legg Mason Partners International All Cap Opportunity Fund	February 28, 2008
Legg Mason Partners Investors Value Fund	April 28, 2008
Legg Mason Partners Large Cap Growth Fund	April 1, 2008
Legg Mason Partners Lifestyle Allocation 100%	May 1, 2008
Legg Mason Partners Lifestyle Allocation 30%	May 1, 2008
Legg Mason Partners Lifestyle Allocation 50%	May 1, 2008
Legg Mason Partners Lifestyle Allocation 70%	May 1, 2008
Legg Mason Partners Lifestyle Allocation 85%	May 1, 2008
Legg Mason Partners Lifestyle Income Fund	May 1, 2008
Legg Mason Partners Mid Cap Core Fund	March 20, 2008
Legg Mason Partners Small Cap Core Fund	April 28, 2008
Legg Mason Partners Small Cap Growth Fund	April 28, 2008
Legg Mason Partners Small Cap Value Fund	January 29, 2008
Legg Mason Partners Social Awareness Fund	May 30, 2008
Legg Mason Partners S & P 500 Index Fund	April 28, 2008

Legg Mason Partners Income Trust
Legg Mason Partners Core Bond Fund	December 1, 2007
Legg Mason Partners Core Plus Bond Fund	December 1, 2007
Legg Mason Partners Diversified Strategic Income Fund	December 1, 2007
Legg Mason Partners Global High Yield Bond Fund	April 28, 2008
Legg Mason Partners Global Income Fund	April 28, 2008
Legg Mason Partners High Income Fund	December 1, 2008
Legg Mason Partners Inflation Management Fund	February 20, 2008

Fund Name	Date of Current Prospectus
Legg Mason Partners Short-Term Investment Grade Bond Fund	April 28, 2008
Western Asset Emerging Markets Debt Portfolio	February 20, 2008
Western Asset Global High Yield Bond Portfolio	April 28, 2008

Legg Mason Partners Institutional Trust
SMASh Series C Fund	February 20, 2008 as Amended April 10, 2008
SMASh Series EC Fund	February 20, 2008 as Amended April 10, 2008
SMASh Series M Fund	February 20, 2008 as Amended April 10, 2008
SMASh Series MEC Fund	February 20, 2008 as Amended April 10, 2008

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